Stock Based Compensation - Summary of Company's stock options issued to employees, founders and consultants (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Number of Shares/Units Balance Beginning	3,182,758
Number of Shares/Units Granted	0
Number of Shares/Units Exercised	106,480		7,700,000
Number of Shares/Units Forfeited	224,250
Number of Shares/Units Expired	25,629
Number of Shares/Units Balance Ending	2,826,399	3,182,758
Number of Shares/Units Exercisable	1,392,684
Number of Shares/Units Expected to vest	1,433,715
Weighted Average Exercise Price Balance Beginning	$ 1.39
Weighted Average Exercise Price Granted	0
Weighted Average Exercise Price Exercised	0.97
Weighted Average Exercise Price Forfeited	1.44
Weighted Average Exercise Price Expired	1.68
Weighted Average Exercise Price Balance Ending	1.40	$ 1.39
Weighted Average Exercise Price Exercisable	1.15
Weighted Average Exercise Price Expected to vest	1.65
Weighted Average Grant Date Fair Value Balance Beginning	0.76
Weighted Average Grant Date Fair Value Granted	0
Weighted Average Grant Date Fair Value Exercised	0.54
Weighted Average Grant Date Fair Value Forfeited	0.78
Weighted Average Grant Date Fair Value Expired	0.91
Weighted Average Grant Date Fair Value Balance Ending	0.77	$ 0.76
Weighted Average Grant Date Fair Value Exercisable	0.62
Weighted Average Grant Date Fair Value Expected to vest	$ 0.84
Weighted Average Remaining Contractual Life Ending	7 years 7 months 6 days	8 years 7 months 2 days
Weighted Average Remaining Contractual Life Exercisable	7 years 3 months 21 days
Weighted Average Remaining Contractual Life Expected to vest	7 years 10 months 13 days
Aggregate Intrinsic Value Balance Beginning	$ 8,636,744
Aggregate Intrinsic Value Granted	0
Aggregate Intrinsic Value Exercised	2,882,631
Aggregate Intrinsic Value Forfeited	5,965,765
Aggregate Intrinsic Value Expired	675,649
Aggregate Intrinsic Value Balance Ending	75,296,955	$ 8,636,744
Aggregate Intrinsic Value Exercisable	37,456,625
Aggregate Intrinsic Value Expected to vest	$ 37,840,330